Accounting policies - Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries (Detail)	Dec. 31, 2018	Dec. 31, 2017
Dollar (USD) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	38,748	33,080
Pound (GBP) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	49,617	44,714
Euro Member Countries, Euro
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	44,390	39,693